Customer Concentration	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Risks And Uncertainties [Abstract]
Customer Concentration	CUSTOMER CONCENTRATION

The following table shows customers with revenues of 10% or greater of total revenues from external customers and customers with accounts receivable balances of 10% or greater of total accounts receivable from external customers:

	Percentage of Total Revenues from External Customers		Percentage of Accounts Receivable from External Customers
	Three Months Ended March 31,		March 31,	December 31,
	2020	2019	2020	2019
Customer A	52%	—%	42%	38%
Customer B	15%	—%	—%	—%
Customer C	12%	—%	—%	39%
Customer D	12%	—%	—%	—%
Customer E	—%	—%	18%	—%
Customer F	—%	—%	16%	—%

NOTE 14—CUSTOMER CONCENTRATION

The following table shows customers with revenues of 10% or greater of total revenues from external customers and customers with accounts receivable balances of 10% or greater of total accounts receivable from external customers:

	Percentage of Total Revenues from External Customers			Percentage of Accounts Receivable from External Customers
	Year Ended December 31,			December 31,
	2019	2018	2017	2019	2018
Customer A	57%	—%	—%	38%	—%
Customer B	23%	—%	—%	39%	—%

The following table shows revenues from external customers attributable to the country in which the revenues were derived (in thousands).  We attribute revenues from external customers to the country in which the party to the applicable agreement has its principal place of business.  Substantially all of our long-lived assets are located in the United States.

	Revenues from External Customers
	Year Ended December 31,
	2019	2018	2017
Spain	$451,199	$—	$—
Indonesia	154,584	—	—
United States	73,287	—	—
Total	$679,070	$—	$—